Other current assets and assets held for sale	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Other current assets and assets held for sale
Other current assets and assets held for sale
Other current assets
The following table summarises the Group’s other current assets as at the dates presented:

	31 December 2021	31 December 2020
Other current assets	€ million	€ million
Prepayments	101	61
VAT receivables	16	34
Miscellaneous receivables	154	109
Total other current assets	271	204
Assets held for sale
Non-current assets, or disposal groups comprising assets and liabilities, are classified as held for sale if it is highly probable that they would be recovered through sale rather than continuous use. In order for a sale to be considered highly probable, all of the following criteria needs to be met: management is committed to a plan to sell the assets, an active programme to locate a buyer and complete the plan has been initiated, the assets are actively marketed at reasonable price, and the sale is expected to be completed within one year from the date of classification.
Such assets, or disposal groups, are generally measured at the lower of their carrying amount and fair value less cost to sale.
Once classified as held for sale, intangible assets and property, plant and equipment are no longer amortised or depreciated, and any equity accounted investee is no longer equity accounted.
Assets classified as held for sale as at 31 December 2021 totalled €223 million and are predominantly comprised of certain non-alcoholic ready to drink brands that were acquired as part of the Acquisition (See Note 4 for further details). As at 31 December 2021, the Group is in the process of selling these brands to TCCC. The sale price is expected to approximate the provisional fair value assessed at the acquisition date. We expect the sale to be consummated during the first half of 2022. Refer to Note 27 for further details.
Other non-current assets
The following table summarises the Group’s other non-current assets as at the dates presented:

	31 December 2021	31 December 2020
Other non-current assets	€ million	€ million
VAT receivables	214	208
Retirement benefit surplus (Note 16)	194	43
Investments	40	26
Other	86	60
Total other non-current assets	534	337
VAT receivables
As at 31 December 2021, included within other non-current assets, the Group has a VAT receivable of €214 million, relating to the dispute that began in 2014 between the Spanish tax authorities and the regional tax authorities of Bizkaia (Basque Region) as to the responsibility for refunding the VAT to CCEP.
Under relevant tax laws in Spain, conflicts between jurisdictions are ruled by a special Arbitration Board and the refund of the VAT is mandated following the resolution of the issue at the Arbitration Board. However, to date, the Arbitration Board has not ruled on the issue and Spanish legislation offers limited mechanisms for a taxpayer to force the expedition of matters before the Arbitration Board. The outstanding VAT receivable as at 31 December 2021 remains classified as non-current due to the continued delay in the resolution of the matter by the Arbitration Board. We believe it remains a certainty that the amount due plus interest will be refunded to CCEP once the Arbitration Board rules.
Investments
Joint ventures are undertakings in which the Group has an interest and which are jointly controlled by the Group and one or more other parties. Associates are undertakings where the Group has an investment in which it does not have control or joint control but can exercise significant influence. Interests in joint ventures and associates are accounted for using the equity method and are stated in the consolidated balance sheet at cost, adjusted for the movement in the Group’s share of their net assets and liabilities. The Group’s share of the profit or loss after tax of joint ventures and associates is included in the Group’s consolidated income statement as non-operating items. Where the Group’s share of losses exceeds its interest in the equity accounted investee, the carrying amount of the investment is reduced to zero and the recognition of further losses is discontinued, except to the extent that the Group has an obligation to make payments on behalf of the investee.
Financial assets at fair value through Other Comprehensive Income relate to equity investments. These investments are not held by for trading purposes and hence the Group has opted to recognise fair value movements through other comprehensive income. There have been no changes in fair value of these investments during the period.
The following table summarises the Group’s carrying value of investments as at the dates presented:

	31 December 2021	31 December 2020
Investments	€ million	€ million
Investments accounted using equity method	35	26
Financial assets at fair value through Other Comprehensive Income	5	—
Total investments	40	26